TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade accounts payable
Trade accounts payable	R$ 6,206,570	R$ 3,288,897
Domestic (Brazil) | Related party
Trade accounts payable
Trade accounts payable	3,776	6,288
Domestic (Brazil) | Third party
Trade accounts payable
Trade accounts payable	4,171,988	2,677,052
Trade accounts payables balances subject to factoring at the exclusive option of certain suppliers	416,643	180,075
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	625,645
Foreign | Third party
Trade accounts payable
Trade accounts payable	2,030,806	R$ 605,557
Foreign | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	R$ 1,370,833